Fair Value Measurements - Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Commodity derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 9,419	$ 24,341
Financial liabilities	(5,963)	(1,672)
Commodity derivative | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0	0
Financial liabilities	0	0
Commodity derivative | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	9,419	24,341
Financial liabilities	(5,963)	(1,672)
Commodity derivative | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	0	0
Financial liabilities	0	0
Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	(617)	(748)
Interest rate | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Interest rate | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	(617)	(748)
Interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 0	$ 0